Income taxes (Reconciliation of effective tax rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Bermuda tax rate													0.00%	0.00%	0.00%
Tax charge by jurisdiction
Expected tax expense at Bermuda statutory rate of 0%													$ 0	$ 0	$ 0
Foreign tax rate differential													7,993	(2,399)	4,882
Change in valuation allowance													(7,284)	4,967	0
Tax exempt income and expenses not deductible													(6,055)	(263)	0
Share compensation tax windfall													3,513	0	0
Impact of enacted changes in tax rates													250	(407)	(1,611)
Prior years tax adjustments													666	(461)	(770)
Other													1,072	(1,054)	0
Total income tax expense	$ (243)	$ (953)	$ 1,391	$ (40)	$ 603	$ 5	$ 93	$ (318)	$ 615	$ 1,343	$ 404	$ 139	$ 155	$ 383	$ 2,501